Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
Employee Benefit Plans

15.  Employee Benefit Plans

Our consolidated statements of operations include expenses in connection with employee benefit plans, as follows for the years ended December 31 (in thousands):

	2013	2012	2011
Cloud Peak Energy defined contribution retirement plans	$13,495	$12,550	$12,496
Cloud Peak Energy retiree medical plan	8,399	7,212	5,602
	21,894	19,762	18,098

Decker pension plan	1,248	889	672
Total	$23,142	$20,651	$18,770

Cloud Peak Energy Defined Contribution Retirement Plans

We sponsor two defined contribution plans to assist eligible employees in providing for retirement.  Our employees may elect to contribute a portion of their salary on a pre- or post-tax basis to their accounts.  We match all employee contributions up to 6% of eligible compensation.  We also contribute an additional 6% of eligible compensation to employee accounts under one of the plans.  All contributions are fully vested at the date of contribution. Total contributions for the years ended December 31 are as follows (in thousands):

	2013	2012	2011
Contributions	$13,495	$12,550	$12,496

Cloud Peak Energy Retiree Medical Plan

We provide certain postretirement medical coverage for eligible employees (the “Retiree Medical Plan”).  Employees who are 55 years old and have completed ten years of service with us generally are entitled to receive benefits under the Retiree Medical Plan, except for employees who were eligible at the date of the IPO to receive benefits under the Rio Tinto retiree medical plan and elect to receive such benefits.  Our retiree medical plan grants credit for service rendered by our employees to Rio Tinto prior to the IPO.  This plan is unfunded.

Net periodic postretirement benefit costs included the following components (in thousands):

	2013	2012	2011
Service cost	$4,951	$4,213	$3,016
Interest cost	1,674	1,424	1,281
Amortization of prior service cost	1,775	1,575	1,305
Net periodic postretirement benefit cost	$8,399	$7,212	$5,602

Annually, we remeasure and adjust the liability for the accumulated postretirement benefit obligation (“APBO”).  Changes in the APBO include the following components (in thousands):

	2013	2012	2011
Beginning Balance	$43,393	$33,166	$23,271
Current period service costs	4,951	4,213	3,015
Interest costs	1,674	1,424	1,282
Plan amendment	(2,671)	—	—
Change in actuarial assumptions	(8,175)	4,590	5,598
Ending Balance	39,172	43,393	33,166
Less current portion	311	231	37
Long-term APBO	$38,862	$43,162	$33,129

We used the following assumptions in the measurement of the APBO for the years ended December 31:

	2013	2012	2010
Discount rate	4.76%	3.87%	4.30%
Health care cost trend rate assumed for next year	7.00%	7.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2018

During 2013, we modified the Retiree Medical Plan so that it is now considered a high-deductible health plan.  This is considered a negative plan amendment, and we recorded a $2.7 million reduction to the liability which was offset to the unamortized portion of prior service costs included in Accumulated Other Comprehensive Income at December 31, 2013.

To determine the discount rate, we matched our cash projections against the Citigroup Pension Discount Curve.  Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans.  A one-percentage-point increase in the assumed health care cost trend would increase net periodic postretirement benefit cost and the APBO by $1.4 million and $6.8 million, respectively, and a one-percentage-point decrease in the rate would decrease net periodic postretirement benefit cost and the APBO by $1.1 million and $5.5 million, respectively, as of December 31, 2013.

Our estimated future benefit payments under the Retiree Medical Plan, which are net of estimated employee contributions and reflect expected future service, are as follows for the years ended December 31 (in thousands):

2014	$311
2015	508
2016	782
2017	1,136
2018	1,566
2019 — 2023	15,034

Decker Pension Plan

Decker’s employees participate in a defined benefit retirement plan sponsored by Decker.  This plan does not have a material impact on our consolidated financial position, results of operations or cash flows.  Our share of the funded status of the plan is reported in noncurrent other liabilities and was $2.6 million and $5.3 million at December 31, 2013 and 2012, respectively.  Other comprehensive income or loss includes certain actuarial gains and losses that are reflected in the funded status of the plan, but have not been recognized in periodic benefit cost.